Shareholders' Equity - Schedule of Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Preferred stock cash dividend	$ 188	$ 182	$ 173
Cash dividends declared (in USD per share)	$ 1.78	$ 1.6	$ 1.44
Common stock dividends	$ 665	$ 596	$ 559
Series C Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 5,250	$ 5,250
Preferred stock cash dividend	$ 26	$ 26
Series C Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 1.32	$ 1.32
Series D Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 5,900	$ 5,900
Preferred stock cash dividend	$ 44	$ 44
Series D Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 1.48	$ 1.48
Series E Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 6,000	$ 6,000
Preferred stock cash dividend	$ 45	$ 45
Series E Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 1.52	$ 1.52
Series F Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 5,250	$ 5,250
Preferred stock cash dividend	$ 40	$ 40
Series F Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 52.5	$ 52.50
Series G Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 5,352	$ 5,352
Preferred stock cash dividend	$ 27	$ 27
Series G Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 1.32	$ 1.32
Series H Preferred Stock
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 1,219	$ 0
Preferred stock cash dividend	$ 6	$ 0
Series H Preferred Stock, Depository Share
Dividends Payable [Line Items]
Preferred dividends declared (USD per share)	$ 12.18	$ 0